Revenue From Contract With Customer - Summary of changes in contract with customer assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Change in Contract with Customer, Asset [Abstract]
Beginning balance	$ 3,044	$ 5,231
Increase resulting from new contracts	1,790	3,957
Contract assets reclassified to a receivable or collected in cash	(3,397)	(6,145)
Foreign currency translation	57	1
Ending balance	$ 1,494	$ 3,044